Fair Value (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits
Carrying amount of time deposits	$ 2,954,312,000	$ 3,311,381,000
Estimated fair value of time deposits	2,962,190,000	3,323,680,000
Securities Sold Under Repurchase Agreements
Carrying amount of long-term repurchase agreements	800,000,000	1,000,000,000
Estimated fair value of long-term repurchase agreements	932,007,000	1,161,849,000
Junior Subordinated Deferrable Interest Debentures
Carrying amount of fixed junior subordinated deferrable interest debentures		87,630,000
Estimated fair value of fixed junior subordinated deferrable interest debentures		43,403,000
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	6,527,000	6,661,000
Estimated fair value of long-term FHLB borrowings	7,073,000	6,998,000
Significant Other Observable Inputs (Level 2)
Assets and liabilities reported at fair value on recurring and nonrecurring basis
Estimated fair value of fixed rate performing loans	1,126,228,000	1,200,837,000
Loans
Carrying amount of fixed rate performing loans	$ 1,189,585,000	$ 1,273,989,000